Cottonwood Mutual Funds

Clifford Capital Partners Fund

Incorporated herein by reference is the definitive version of the prospectus for the Clifford Capital Partners Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 29, 2014 (SEC Accession No. 0001162044-14-000116).